Income tax	12 Months Ended
Sep. 30, 2023
Income tax
Income tax

Note 7. Income tax

Accounting policy

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in OCI, in which case it is recognised in the statement of comprehensive income. As the Bank levy is not a levy on income, it is not included in income tax. It is included in interest expense in Note 3.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.

Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.

Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.

Deferred tax is not recognised for the following temporary differences:

●
The initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
●
The initial recognition of goodwill in a business combination; and
●
Retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Current and deferred tax are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Critical accounting assumptions and estimates

The Group operates in multiple tax jurisdictions and significant judgement is required in determining the worldwide current tax liability. There are many transactions with uncertain tax outcomes and provisions are determined based on the expected outcomes.

Note 7. Income tax (continued)

Income tax expense

The following table reconciles income tax expense to the profit before income tax expense.

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Profit before income tax	10,305	8,469	8,501	8,938	14,367
Tax at the Australian company tax rate of 30%	3,092	2,541	2,550	2,681	4,310
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	117	67	59	117	67
Life insurance tax adjustment on policyholder earnings	-	(1)	3	-	-
Dividend adjustments	3	-	-	(315)	(1,990)
Other non-assessable items	(9)	(97)	(6)	(1)	(64)
Other non-deductible items	49	409	252	44	24
Adjustment for overseas tax rates	(25)	(31)	(16)	(4)	(2)
Income tax (over)/under provided in prior years	7	(77)	3	(2)	(52)
Other items[1]	(130)	(41)	193	(16)	(104)
Total income tax expense	3,104	2,770	3,038	2,504	2,189
Income tax expense comprises:
Current income tax	3,009	2,661	2,741	2,393	2,039
Movement in deferred tax[2]	88	186	294	113	202
Income tax (over)/under provision in prior years	7	(77)	3	(2)	(52)
Total income tax expense	3,104	2,770	3,038	2,504	2,189
Total Australia	2,637	2,316	2,610	2,430	2,128
Total Overseas	467	454	428	74	61
Total income tax expense	3,104	2,770	3,038	2,504	2,189

1. 2023 included $86 million related to the sale of AAML.

2.The movement in deferred tax in 2022 included a $41 million credit (Parent Entity: nil) in relation to assets and liabilities held for sale.

The effective tax rate was 30.12% in 2023 (2022: 32.71%, 2021: 35.74%).

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Amounts recognised in the income statements and opening retained profits
Provision for ECL on loans and credit commitments	1,465	1,364	1,267	1,205
Provision for long service leave, annual leave and other employee benefits	403	397	384	378
Property and equipment	222	301	195	271
Other provisions	240	319	219	295
Lease liabilities	592	640	531	571
All other liabilities	240	282	226	257
Total amounts recognised in the income statements and opening retained profits	3,162	3,303	2,822	2,977
Amounts recognised directly in OCI
Cash flow hedges	87	-	87	-
Total amounts recognised directly in OCI	87	-	87	-
Gross deferred tax assets	3,249	3,303	2,909	2,977
Set-off of deferred tax assets and deferred tax liabilities	(1,154)	(1,549)	(952)	(1,331)
Net deferred tax assets	2,095	1,754	1,957	1,646
Movements
Balance as at beginning of year	1,754	2,437	1,646	2,093
Recognised in the income statements	(141)	(409)	(155)	(326)
Recognised in OCI	87	(103)	87	(101)
Set-off of deferred tax assets and deferred tax liabilities	395	(171)	379	(20)
Balance as at end of year	2,095	1,754	1,957	1,646

Note 7. Income tax (continued)

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Amounts recognised in the income statements and opening retained profits
Finance lease transactions	194	273	190	271
Property and equipment	497	506	446	445
All other assets	247	212	240	202
Total amounts recognised in the income statements and opening retained profits	938	991	876	918
Amounts recognised directly in OCI
Investment securities	34	136	34	136
Cash flow hedges	138	334	-	189
Defined benefit	44	88	42	88
Total amounts recognised directly in OCI	216	558	76	413
Gross deferred tax liabilities	1,154	1,549	952	1,331
Set-off of deferred tax assets and deferred tax liabilities	(1,154)	(1,549)	(952)	(1,331)
Net deferred tax liabilities	-	-	-	-
Movements
Balance as at beginning of year	-	90	-	-
Recognised in the income statements	(53)	(182)	(42)	(124)
Recognised in OCI	(342)	263	(337)	144
Set-off of deferred tax assets and deferred tax liabilities	395	(171)	379	(20)
Balance as at end of year	-	-	-	-

Unrecognised deferred tax balances

The following potential deferred tax balances have not been recognised. The tax effect of the gross balances disclosed below would be based on the corporate tax rates applicable in the relevant jurisdictions, which range between 15% and 45%.

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Deductible temporary differences
Tax losses on revenue account	448	621	448	607
Tax losses on capital account	184	-	64	-
Taxable temporary differences
Retained earnings of subsidiaries that would be subject to withholding tax if distributed	365	369	-	-